Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 66,201.51
Total Fee Amount	66,201.51
Total Transaction Valuation	432,407,000
Total Offset Amount	0
Net Fee	$ 0